Consolidated Statements of Comprehensive Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Profit for the year	₩ 947,831	₩ 2,418,989	₩ 1,500,538
Items that will not be reclassified subsequently to profit or loss, net of taxes:
Remeasurement of defined benefit liabilities (assets)	70,885	16,374	(2,637)
Net change in other comprehensive income (loss) of investments in associates and joint ventures	0	4,796	271
Valuation gain (loss) on financial assets at fair value through other comprehensive income	(491,853)	920,871	579,678
Items that are or may be reclassified subsequently to profit or loss, net of taxes:
Net change in other comprehensive income (loss) of investments in associates and joint ventures	119,707	356,503	(114,478)
Net change in unrealized fair value of derivatives	(21,366)	16,133	19,138
Foreign currency translation differences for foreign operations	16,401	47,515	(20,150)
Other comprehensive income (loss) for the year, net of taxes	(306,226)	1,362,192	461,822
Total comprehensive income	641,605	3,781,181	1,962,360
Total comprehensive income attributable to:
Owners of the Parent Company	601,193	3,473,445	1,869,075
Non-controlling interests	₩ 40,412	₩ 307,736	₩ 93,285